GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The Company's Goodwill balance on the Consolidated balance sheet is comprised of the following amounts:

at December 31	2023		2022
(millions)	Canadian dollars	U.S. dollars	Canadian dollars	U.S. dollars

Columbia Pipeline Group, Inc.	9,708	7,351	9,948	7,351
ANR	2,570	1,946	2,634	1,946
Great Lakes	161	122	165	122
North Baja	63	48	65	48
Tuscarora	30	23	31	23
	12,532	9,490	12,843	9,490
Changes in Goodwill were as follows:

(millions of Canadian $)	U.S. Natural Gas Pipelines

Balance at January 1, 2022	12,582
Great Lakes impairment charge	(571)
Foreign exchange rate changes	832
Balance at December 31, 2022	12,843
Foreign exchange rate changes	(311)
Balance at December 31, 2023	12,532